Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Building management services			$ 13,000
Affiliated Entity [Member] | Idealab [Member]
Related Party Transactions (Details) [Line Items]
Lease term	7 years
Base rent	$ 150,000
Percentage of escalation clause	3.00%
Rental revenue		$ 39,000	$ 85,000
Heliogen sub-leased Idealab for a term	7 years
Rent	$ 150,000
Per annum escalation clause	3.00%
Sub-lease is subject to termination period	6 months
Prior written notice period	90 days
Affiliated Entity [Member] | Property Management Agreement [Member] | Idealab [Member]
Related Party Transactions (Details) [Line Items]
Building management services	$ 3,000
Building management services	3,000
Affiliated Entity [Member] | Shared Facilities Staffing Agreement [Member] | Idealab [Member]
Related Party Transactions (Details) [Line Items]
Building management services	$ 13,000